Consolidated Statement of Changes in Stockholders' Equity (Successor) and Combined Statement of Changes in DuPonts Net Investment in DuPont Performance Coatings (Predecessor) - USD ($) $ in Millions	Total	Parent [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Total stockholders' equity, beginning balance (Predecessor [Member]) at Dec. 31, 2011	$ 1,805.2	$ 1,846.7	$ (76.3)	$ 34.8
Comprehensive Income (Loss)
Net income (loss) | Predecessor [Member]	247.8	243.3		4.5
Net unrealized gain (loss) on securities, net of tax | Predecessor [Member]	0.2		0.2
Long-term employee benefit plans, net of tax | Predecessor [Member]	(64.8)		(64.8)
Comprehensive income (loss) | Predecessor [Member]	183.2	243.3	(64.6)	4.5
Net transfers from (to) DuPont | Predecessor [Member]	(287.7)	(283.8)		(3.9)
Deconsolidation of joint venture | Predecessor [Member]	(3.7)	(1.9)		(1.8)
Total stockholders' equity, ending balance (Predecessor [Member]) at Dec. 31, 2012	1,697.0	1,804.3	(140.9)	33.6
Total stockholders' equity, ending balance (Successor [Member]) at Dec. 31, 2012	(29.0)						$ (29.0)
Comprehensive Income (Loss)
Net income (loss) | Predecessor [Member]	8.5	7.9		0.6
Net unrealized gain (loss) on securities, net of tax | Predecessor [Member]	0.2		0.2
Long-term employee benefit plans, net of tax | Predecessor [Member]	0.7		0.7
Comprehensive income (loss) | Predecessor [Member]	9.4	7.9	0.9	0.6
Net transfers from (to) DuPont | Predecessor [Member]	43.0	43.0
Dividends declared to noncontrolling interests | Predecessor [Member]	(1.5)			(1.5)
Total stockholders' equity, ending balance (Predecessor [Member]) at Jan. 31, 2013	1,747.9	1,855.2	(140.0)	32.7
Total stockholders' equity, beginning balance (Predecessor [Member]) at Dec. 31, 2012	1,697.0	1,804.3	(140.9)	33.6
Total stockholders' equity, beginning balance (Successor [Member]) at Dec. 31, 2012	(29.0)						(29.0)
Comprehensive Income (Loss)
Net income (loss) | Successor [Member]	(218.9)			6.0			(224.9)
Net unrealized gain (loss) on securities, net of tax | Successor [Member]	(0.9)		(0.9)
Net realized and unrealized gain (loss) on derivatives, net of tax | Successor [Member]	3.1		3.1
Long-term employee benefit plans, net of tax | Successor [Member]	7.5		7.5
Foreign currency translation | Successor [Member]	24.3		24.3
Comprehensive income (loss) | Successor [Member]	(184.9)		34.0	6.0			(224.9)
Equity contributions | Successor [Member]	1,355.4				$ 0.1	$ 1,355.3
Recognition of stock-based compensation | Successor [Member]	7.4					7.4
Capitalization of capital in excess of par | Successor [Member]					229.0	(229.0)
Noncontrolling interests of acquired subsidiaries | Successor [Member]	66.7			66.7
Dividends declared to noncontrolling interests | Successor [Member]	(3.8)			(3.8)
Total stockholders' equity, ending balance (Successor [Member]) at Dec. 31, 2013	1,211.8	1,142.9	34.0	68.9	229.1	1,133.7	(253.9)
Comprehensive Income (Loss)
Net income (loss) | Successor [Member]	52.1	49.5		2.6
Comprehensive income (loss) | Successor [Member]	42.7
Recognition of stock-based compensation | Successor [Member]	3.8	3.8		0.0
Dividends declared to noncontrolling interests | Successor [Member]	(1.6)	0.0		(1.6)
Total stockholders' equity, ending balance (Successor [Member]) at Jun. 30, 2014	1,256.7	1,187.9		68.8
Total stockholders' equity, beginning balance (Successor [Member]) at Dec. 31, 2013	1,211.8	1,142.9	34.0	68.9	229.1	1,133.7	(253.9)
Comprehensive Income (Loss)
Net income (loss) | Successor [Member]	34.7			7.3			27.4
Net unrealized gain (loss) on securities, net of tax | Successor [Member]	0.7		0.7
Net realized and unrealized gain (loss) on derivatives, net of tax | Successor [Member]	(2.9)		(2.9)
Long-term employee benefit plans, net of tax | Successor [Member]	(38.7)		(38.7)
Foreign currency translation | Successor [Member]	(101.1)		(96.4)	(4.7)
Comprehensive income (loss) | Successor [Member]	(107.3)		(137.3)	2.6			27.4
Equity contributions | Successor [Member]	2.5				0.3	2.2
Recognition of stock-based compensation | Successor [Member]	8.0					8.0
Exercises of stock options | Successor [Member]	3.0				0.4	2.6
Noncontrolling interests of acquired subsidiaries | Successor [Member]	(3.8)			(2.0)		(1.8)
Dividends declared to noncontrolling interests | Successor [Member]	(2.2)			(2.2)
Total stockholders' equity, ending balance (Successor [Member]) at Dec. 31, 2014	1,112.0	1,044.7	$ (103.3)	67.3	$ 229.8	$ 1,144.7	$ (226.5)
Comprehensive Income (Loss)
Net income (loss) | Successor [Member]	22.4	20.0		2.4
Comprehensive income (loss) | Successor [Member]	(64.6)
Recognition of stock-based compensation | Successor [Member]	14.2	14.2		0.0
Exercises of stock options | Successor [Member]	50.4	50.4		0.0
Noncontrolling interests of acquired subsidiaries | Successor [Member]	4.3	0.0		4.3
Dividends declared to noncontrolling interests | Successor [Member]	(4.1)	0.0		(4.1)
Total stockholders' equity, ending balance (Successor [Member]) at Jun. 30, 2015	$ 1,112.2	$ 1,042.5		$ 69.7